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Prospectus Supplement
October 1, 1997*

IDS Life Investment Series, Inc.
        IDS Life International Equity Fund S-6466 M (10/96)
                                                     37300 F (10/96)
                                                     30331 A (4/97)

The "Portfolio manager" section of the above prospectus is revised to delete the reference to Paul Hopkins.



































S-6146 A (10/97)
*Valid until next prospectus update

Destroy Oct. 30, 1997